Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of all inter-company balances and transactions
Name of the Entity	Place of Incorporation	Ownership Percentage
RETO	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Gu’an REIT Machinery Manufacturing Co., Ltd. (“Gu’an REIT”) (1)	Gu’an, China	0%
REIT Mingsheng Environment Protection Construction Materials (Changjiang) Co., Ltd. (“REIT Changjiang”)	Changjiang, China	100%
Beijing REIT Eco-Engineering Technology Co., Ltd. (“REIT Eco Engineering”)	Beijing, China	100%
Langfang Ruirong Mechanical and Electrical Equipment Co., Ltd. (“Ruirong”)	Langfang, China	100%
Hainan REIT Construction Project Co., Ltd. (“REIT Construction”)	Haikou, China	100%
REIT Xinyi New Materials Co., Ltd. (“REIT Xinyi”)	Xinyi, China	70%
Nanjing Dingxuan Environmental Protection Technology Development Co., Ltd. (“Dingxuan”)	Nanjing, China	100%
REIT Technology Development (America), Inc. (“REIT US”)	California, U.S.A	100%
REIT Q GREEN Machines Private Limited (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Yancheng”)	Yancheng, China	100%
Datong Ruisheng Ecological Technology Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling Ruitu Ecological Cultural Tourism Co., Ltd. (“Guangling Ruitu”)	Datong, China	100%
Ruitu (Xiong’an, Hebei) Eco Technology Co., Ltd.(Ruitu Xiong’an)	Xiong’an, China	100%
(1)	On January 2, 2020, Beijing REIT sold its 100% equity interests in Gu’an REIT to Hebei Huishitong Technology Inc. (“Huishitong”). After the transaction, the Company no longer owns any equity interest in Gu’an REIT as of the date of this report. (See Note 4—Discontinued operations.)